As filed with the Securities and Exchange Commission on November 14, 2019

1933 Act Registration No. 2-90201

1940 Act Registration No. 811-03996

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 55	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 164	☒

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

(Exact Name of Registrant)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

320 Park Avenue New York, New York 10022-6839

(Address of Depositor’s Principal Executive Office) (Zip Code)

Depositor’s Telephone Number, including Area Code: (212) 224-1600

Amy Latkin

Vice President and Associate General Counsel

Mutual of America Life Insurance Company

320 Park Avenue

New York, New York 10022-6839

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on December 1, 2019 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on December 1, 2019 pursuant to paragraph (a)(1) of Rule 485.

Title of Securities Being Registered:

Units of Interest in Separate Accounts under Variable Annuity Contracts

Supplement, dated December 1, 2019

to Prospectus, dated May 1, 2019

Mutual of America Separate Account No. 2

Individual Retirement Annuity and

Flexible Premium Annuity Contracts

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2019 (the “Prospectus”) for the Individual Retirement Annuity and Flexible Premium Annuity Contracts (“IRA Contracts” and “FPA Contracts,” respectively) issued by Mutual of America Life Insurance Company (the “Company”) through Mutual of America Separate Account No. 2 (the “Separate Account”). Special terms not defined herein have the meanings ascribed to them in your Prospectus.

The information included in this supplement affects only the FPA Contracts, and not the IRA Contracts. The Prospectus revisions described below do not apply to the IRA Contracts.

Notice of Fund Substitution

On October 29, 2019, the Securities and Exchange Commission issued an order permitting the Company and the Separate Account to substitute certain Underlying Funds for the FPA Contracts (the “Substitution”). As set forth in the table below, the following “Existing Funds” in which Subaccounts of the Separate Account currently invest on behalf of the FPA Contracts will be replaced with the following “Replacement Funds”:

Existing Fund (each a series of Mutual of America Investment Corporation)	Replacement Fund (each a series of Mutual of America Variable Insurance Portfolios, Inc.)
Equity Index Fund	Equity Index Portfolio
All America Fund	All America Portfolio
Small Cap Value Fund	Small Cap Value Portfolio
Small Cap Growth Fund	Small Cap Growth Portfolio
Small Cap Equity Index Fund	Small Cap Equity Index Portfolio
Mid Cap Value Fund	Mid Cap Value Portfolio
Mid-Cap Equity Index Fund	Mid-Cap Equity Index Portfolio
Composite Fund	Moderate Allocation Portfolio
International Fund	International Portfolio
Money Market Fund	Money Market Portfolio
Mid-Term Bond Fund	Mid-Term Bond Portfolio
Bond Fund	Bond Portfolio
Retirement Income Fund	Retirement Income Portfolio
2010 Retirement Fund	2010 Retirement Portfolio
2015 Retirement Fund	2015 Retirement Portfolio
2020 Retirement Fund	2020 Retirement Portfolio
2025 Retirement Fund	2025 Retirement Portfolio
2030 Retirement Fund	2030 Retirement Portfolio
2035 Retirement Fund	2035 Retirement Portfolio
2040 Retirement Fund	2040 Retirement Portfolio
2045 Retirement Fund	2045 Retirement Portfolio
2050 Retirement Fund	2050 Retirement Portfolio
2055 Retirement Fund	2055 Retirement Portfolio
2060 Retirement Fund	2060 Retirement Portfolio
Conservative Allocation Fund	Conservative Allocation Portfolio
Moderate Allocation Fund	Moderate Allocation Portfolio
Aggressive Allocation Fund	Aggressive Allocation Portfolio

Each Existing Fund is currently included as an Investment Alternative under the IRA Contracts and FPA Contracts. The Existing Funds will continue to be included as Investment Alternatives for FPA Contracts until approximately January 24, 2020 (the “Substitution Date”). The Replacement Funds will be made available for investment as Investment Alternatives for FPA Contracts on the Substitution Date.

On the Substitution Date, pursuant to applicable regulatory approvals, any Account Value under an FPA Contract (“FPA Contract value”) allocated to a Subaccount investing in an Existing Fund will be automatically transferred to the Subaccount investing in the applicable Replacement Fund.

The Substitution will be effected at the relative net asset values of the Existing Funds’ and the Replacement Funds’ shares. Your FPA Contract value immediately prior to the Substitution will equal your FPA Contract value immediately after the Substitution. There will be no tax consequences for you as a result of the Substitution. The Substitution will be performed at no cost to you. The fees and charges under your FPA Contract will not increase as a result of the Substitution. Your rights and the Company’s obligations under your FPA Contract will not be altered in any way.

If any of your FPA Contract value is automatically transferred on the Substitution Date, you will receive a confirmation showing the transfer of your FPA Contract value from the Subaccount investing in the applicable Existing Fund to the Subaccount investing in the applicable Replacement Fund. Due to potential differences in Accumulation Unit Values for the Subaccounts, the number of units you receive in the Subaccount investing in the Replacement Fund may be different from the number of units you held in the Subaccount investing in the Existing Fund.

Please note the following information regarding your transfer rights:

•

At any time until the Substitution Date, you may transfer your FPA Contract value allocated to a Subaccount that invests in an Existing Fund to any other Subaccount available under your FPA Contract free of charge.

•

At any time following the Substitution Date, you may transfer your FPA Contract value allocated to a Subaccount that invests in a Replacement Fund to any other Subaccount available under your FPA Contract free of charge.

•	Except with respect to frequent transfer restrictions as described in your Prospectus, there are no limitations on the number of transfers permitted under your FPA Contract.

You may request a transfer by calling our toll-free number, 1-800-468-3785, visiting our website at www.mutualofamerica.com or writing to our Financial Transaction Processing Center at Mutual of America Life Insurance Company, Financial Transaction Processing Center, 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598. Please note that, as described in your Prospectus, transfers into any of the International Funds can be made only in writing and by U.S.P.S. regular mail to our Financial Transaction Processing Center.

A summary prospectus for each Replacement Fund accompanies this Supplement. The investment objectives, principal investment strategies, principal risks, and fees and expenses of the Replacement Funds are described in the summary prospectuses. Read the prospectuses carefully before making any investment decision with respect to your FPA Contract values that are allocated to an Existing Fund.

If you have allocation instructions on file for future Contributions that include a Subaccount for an Existing Fund, you may provide new allocation instructions at any time. If you do not provide new allocation instructions prior to the Substitution Date, your allocation instructions on file will automatically be updated to replace each Subaccount that invests in an Existing Fund with the Subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

2

To obtain a free copy of the Prospectus for your FPA Contract, a summary or statutory prospectus for an Existing Fund, or a statutory prospectus for a Replacement Fund, or if you have any questions regarding the Substitution, your FPA Contract, or your transfer rights regarding the Substitution, please call our toll-free number, 1-800-468-3785 or visit our website at www.mutualofamerica.com.

Addition of the Replacement Funds as Investment Alternatives for the FPA Contracts

On the Substitution Date, the Replacement Funds will be added as Investment Alternatives for the FPA Contracts. The revisions to the Prospectuses for the FPA Contracts described below, all of which relate to the addition of the Replacement Funds as Investment Alternatives, are effective on the Substitution Date.

The following information replaces the “Underlying Fund Expenses” subsection of the “TABLES OF ANNUAL EXPENSES” section of your Prospectus:

III. Underlying Fund Expenses. The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay during the time that you are a Contractholder. (Underlying Fund expenses may vary from year to year.) You should refer to the summary prospectus of each Underlying Fund for more details concerning the Underlying Fund’s fees and expenses.

	Maximum	Minimum
Total Annual Underlying Fund Operating Expenses for IRA Contracts (expenses deducted from Underlying Fund assets, including management fees and other expenses, as a percentage of average net assets)	1.27%	0.14%
Total Annual Underlying Fund Operating Expenses for FPA Contracts (expenses deducted from Underlying Fund assets, including management fees and other expenses, as a percentage of average net assets) (before expense reimbursement)	50.66%	0.14%
Net Total Annual Underlying Fund Operating Expenses for FPA Contracts (expenses deducted from Underlying Fund assets, including management fees and other expenses, as a percentage of average net assets) (after expense reimbursement)*	1.27%	0.14%

*For the Underlying Funds of Mutual of America Variable Insurance Portfolios, Inc., the expense reimbursement arrangement between each Underlying Fund and its investment adviser is expected to continue until at least April 30, 2030. As a condition of the Substitution, those Underlying Funds are also subject to expense caps that will continue for two years after the Substitution Date. The range of net total annual Underlying Fund operating expenses reflects both the operation of those Underlying Funds’ expense reimbursement arrangements with their investment adviser and the expense caps associated with the Substitution.

Example

The Example below is intended to help you compare the cost of being a Contractholder with the cost of investing in other variable annuity contracts, and assumes we were to raise our current fees and charges to the maximum amounts. These costs include Contractholder transaction expenses, Contractholder Charges, Separate Account annual expenses and Underlying Fund fees and expenses. The Example assumes that you invest $10,000 under a Contract for the time periods indicated and that your investment has a 5% annual rate of return each year.

We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period.

3

Example Based on Maximum Costs. This example also assumes the maximum fees and expenses of the Underlying Funds, and the maximum Annual Contract Fee and the maximum Separate Account Annual Expenses, shown under Tables of Annual Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
IRA Contract Maximum (1)	$341	$1,074	$1,882	$4,283
FPA Contract Maximum (2)	$337	$1,063	$1,863	$4,241

(1) Assumed Annual Contract Fee of $5.32 per $10,000 of Separate Account value and an average Account Value of $45,151.

(2) Assumed Annual Contract Fee of $2.06 per $10,000 of Separate Account value and an average Account Value of $116,751.

The following information is added to the “UNDERLYING FUNDS IN WHICH OUR SEPARATE ACCOUNT INVESTS” section of your Prospectus:

For FPA Contracts only, effective on and after the Substitution Date, the Mutual of America Investment Corporation funds will no longer be available, and the following funds will be available. The Mutual of America Investment Corporation funds will continue to be available for IRA Contracts.

Mutual of America Variable Insurance Portfolios, Inc.

Portfolio Name	Objective
Equity Index Portfolio	The Portfolio seeks investment results that correspond to the investment performance of the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*).

All America Portfolio	The Portfolio seeks to outperform the S&P 500® Index by investing in a diversified portfolio of primarily common stocks.

Small Cap Value Portfolio	The Portfolio seeks capital appreciation.

Small Cap Growth Portfolio	The Portfolio seeks capital appreciation.

Small Cap Equity Index Portfolio	The Portfolio seeks investment results that correspond to the investment performance of the S&P SmallCap 600® Index.

Mid Cap Value Portfolio	The Portfolio seeks capital appreciation and, to a lesser extent, current income.

Mid-Cap Equity Index Portfolio	The Portfolio seeks investment results that correspond to the investment performance of the S&P MidCap 400® Index.

International Portfolio	The Portfolio seeks capital appreciation.

Money Market Portfolio	The Portfolio seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.

Mid-Term Bond Portfolio	The primary investment objective of the Portfolio is to produce a high level of current income. The secondary investment objective is the preservation of shareholders’ capital.

Bond Portfolio	The Portfolio seeks current income, with preservation of shareholders’ capital a secondary objective.

Retirement Income Portfolio	The Portfolio seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.

2010 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

2015 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

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Portfolio Name	Objective

2020 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

2025 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

2030 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

2035 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

2040 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

2045 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

2050 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

2055 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

2060 Retirement Portfolio	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name.

Conservative Allocation Portfolio	The Portfolio seeks current income and, to a lesser extent, capital appreciation.

Moderate Allocation Portfolio	The Portfolio seeks capital appreciation and current income.

Aggressive Allocation Portfolio	The Portfolio seeks capital appreciation and, to a lesser extent, current income.

*    “Standard & Poor’s,” “S&P,” “S&P 500,” “S&P SmallCap 600” and “S&P MidCap 400” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Variable Insurance Portfolios Inc.’s investment adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Portfolio, All America Portfolio, Small Cap Equity Index Portfolio or Mid-Cap Equity Index Portfolio. It has no obligation or liability for the sale or operation of the Portfolios and makes no representations as to the advisability of investing in the Portfolios.

Mutual of America Capital Management LLC, a wholly-owned subsidiary of Mutual of America, is the investment adviser for Mutual of America Variable Insurance Portfolios, Inc.

This Supplement Should Be Retained With Your Prospectus For Future Reference.

5

Part A and Part B of Post-Effective Amendment No. 54 to the Registration Statement (File Nos. 2-90201, 811-03996), which was filed with the Securities and Exchange Commission on April 29, 2019, are incorporated by reference into this Post-Effective Amendment No. 55 to the Registration Statement.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The following financial statements are included in Part B of this Post-Effective Amendment on Form N-4:

Mutual of America Separate Account No. 2

Independent Registered Public Accounting Firm’s Report

Financial Statements for Years Ended December 31, 2018 and 2017

Mutual of America Life Insurance Company

Independent Registered Public Accounting Firm’s Report

Financial Statements for Years Ended December 31, 2018, 2017, and 2016

(b)	Exhibits

(1)	Copy of the resolution of the depositor establishing the registrant. (1)

(2)	Not Applicable.

(3)	Copy of Underwriting and Administration Agreement between Mutual of America Life Insurance Company and Mutual of America Separate Account No. 2, dated June 15, 1984. (1)

(4)(a)(i)	Form of Individual Retirement Annuity Contract. (13)

(a)(ii)	Form of SEP Individual Retirement Annuity Contract. (13)

(a)(iii)	Form of SIMPLE Individual Retirement Annuity Contract. (13)

(a)(iv)	Form of ROTH Individual Retirement Annuity Contract. (13)

(a)(v)	Form of Individual Retirement Annuity Contract Amendment. (9)

(a)(vi)	Form of Individual Retirement Annuity Contract Amendment. (9)

(a)(vii)	Form of Individual Retirement Annuity Contract Amendment. (9)

(a)(viii)	Form of Individual Retirement Annuity Contract Amendment. (9)

(a)(ix)	Form of Individual ROTH Annuity Contract Amendment. (9)

(a)(x)	Form of Inherited Individual Retirement Annuity Contract. (13)

(b)(i)	Form of Flexible Premium Deferred Annuity Contract. (4)

(b)(ii)	Form of Flexible Premium Annuity Contract Amendment. (9)

(5)(a)	Form of Application for Individual Retirement Annuity Contract (IRA Application). (13)

(b)	Form of Application for Flexible Premium Deferred Annuity Contract (Individual (Non-IRA) Application). (13)

(6)(a)	Amended and Restated Charter of Mutual of America Life Insurance Company, dated November 18, 2010. (13)

(6)(b)	Bylaws of Mutual of America Life Insurance Company. (1)

(7)	Not Applicable.

(8)(a)(i)	Amended and Restated Participation Agreement between Scudder Variable Life Investment Fund and Mutual of America Life Insurance Company, dated February 28, 2001. (5)

(a)(ii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York, dated as of April 12, 2007. (1)

(a)(iii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York, dated as of October 1, 2007. (15)

(b)(i)	Fund Participation Agreement Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated December 30, 1988. (1)

(b)(ii)	Amendment No. 1 to the Fund Participation Agreement-Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated as of May 1, 1989. (1)

(b)(iii)	Amendment No. 2 to the Fund Participation Agreement-Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 3, 2000. (1)

(b)(iv)	Amendment No. 3 to the Fund Participation Agreement-Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 2, 2002. (1)

(b)(v)	Shareholder Information Agreement between Mutual of America Life Insurance Company and American Century Investment Services, Inc., effective as of October 15, 2007. (15)

(b)(vi)	Amendment No. 4 to the Fund Participation Agreements between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc, dated as of
December 22, 2004. (1)

(b)(vii)	Amendment No. 5 to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Investment Services, Inc., and American Century Services, LLC, dated as of January 1, 2012. (11)

(b)(viii)	Amendment No. 6 to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., American Century Investment Management, Inc., American Century Investment Services, LLC, and American Century Services, LLC, dated as of October 1, 2017. (15)

(c)(i)	Amended and Restated Participation Agreement and ancillary agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, dated as of October 17, 2012. (11)

(c)(ii)	Amendment to Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, effective as of October 1, 2007. (15)

(c)(iii)	Amendment to Schedule C- Large Transaction Table to Vanguard Variable Insurance Fund Participation Agreement, effective as of December 22, 2016. (15)

(d)(i)	Shared Funding Agreement for Separate Accounts with Calvert Distributors, Inc., dated as of February 28, 2001. (5)

(d)(ii)	Information Sharing Agreement between Calvert Distributors, Inc., and Mutual of America Life Insurance Company, effective as of October 1, 2007. (15)

(d)(iii)	Shared Funding Agreement by and among Calvert Variable Series, Inc., Eaton Vance Distributors, Inc. and Mutual of America Life Insurance Company, as of December 22, 2016. (15)

(d)(iv)	Shared Funding Agreement by and Calvert Variable Products, Inc. and Calvert Variable Series, Inc., Eaton Vance Distributors, Inc., and Mutual of America Life Insurance Company, as of September 19, 2019. (2)

(e)(i)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Mutual of America Life Insurance Company dated as of April 29, 2005. (6)

(e)(ii)	Shareholder Information Agreement by and between Fidelity Distributors Corporation and Mutual of America Life Insurance Company, effective as of October 16, 2007. (15)

(e)(iii)	Amendment to the Participation Agreement between Fidelity Distributors Corporation and Mutual of America Life Insurance Company effective as of June 9, 2017. (15)

(f)(i)	Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Mutual of America Life Insurance Company, dated as of April 29, 2005. (6)

(f)(ii)	Shareholder Information Agreement by and between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc., and Mutual of America Life Insurance Company, effective as of April 16, 2007. (15)

(f)(iii)	Participation Agreement by and among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., and Mutual of America Life Insurance Company, dated as of May 2, 2019. (2)

(g)	Fund Participation and Service Agreement and ancillary agreements between Mutual of America Life Insurance Company and American Fund Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, dated as of April 10, 2013. (11)

(h)	Participation Agreement and ancillary agreements among Mutual of America Life Insurance Company and PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, dated as of April 11, 2013. (11)

(i)(i)	Participation Agreement and ancillary agreements between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of April 11, 2013. (11)

(i)(ii)	Amendment to Participation Agreement between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of May 6, 2013. (12)

(j)(i)	Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Mutual of America Life Insurance Company and MFS Fund Distributors, Inc., dated as of May 1, 2018. (16)

(j)(ii)	Rule 22-c2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of April 2, 2018. (16)

(j)(iii)	Fee Letter between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of May 1, 2018. (16)

(k)	Fund Participation Agreement among Mutual of America Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated as of April 18, 2019. (17)

(l)	Fund Participation Agreement between Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and Mutual of America Life Insurance Company, dated as of April 5, 2019. (17)

(m)	Participation Agreement among Victory Variable Insurance Funds, Victory Capital Management Inc., Victory Capital Advisers, Inc., and Mutual of America Life Insurance Company, dated as of April 5, 2019. (17)

(n)	Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. LLC, and Mutual of America Life Insurance Company, dated as of April 23, 2019. (17)

(9)	Opinion and consent of counsel as to the legality of the securities being registered. (3)

(10)(a)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Separate Account No. 2. (18)

(10)(b)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Life Insurance Company. (18)

(11)	Not Applicable.

(12)	Not Applicable.

(13)(a)	Powers of Attorney of Directors. (16)

(13)(b)	Powers of Attorney of Officers (16)

(1)

Filed with Post-Effective Amendment No. 32 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-11023) on April 30, 2007. As incorporated herein by reference.

(2)	Filed herewith (File No. 002-90201).
(3)

Filed with Post-Effective Amendment No. 36 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 002-90201) on April 30, 2007. As incorporated herein by reference.

(4)

Filed with Post-Effective Amendment No. 30 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 002-90201) on February 28, 2003. As incorporated herein by reference.

(5)

Filed with Post-Effective Amendment No. 23 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-11023) on April 19, 2001. As incorporated herein by reference.

(6)

Filed with Post-Effective Amendment No. 29 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-11023) on April 29, 2005. As incorporated herein by reference.

(7)	Filed with Post-Effective Amendment No. 37 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 002-90201) on May 1, 2007. As incorporated herein by reference.
(8)

Filed with Post-Effective Amendment No. 38 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 002-90201) on February 29, 2008. As incorporated herein by reference.

(9)

Filed with Post-Effective Amendment No. 40 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 002-90201) on April 30, 2009. As incorporated herein by reference.

(10)

Filed with Post-Effective Amendment No. 47 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 28, 2017. As incorporated herein by reference.

(11)

Filed with Post-Effective Amendment No. 39 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2013. As incorporated herein by reference.

(12)

Filed with Post-Effective Amendment No. 40 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2014. As incorporated herein by reference.

(13)

Filed with Post-Effective Amendment No. 47 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 002-90201) on April 30, 2015. As incorporated herein by reference.

(14)

Filed with Post-Effective Amendment No. 47 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 28, 2017. As incorporated herein by reference.

(15)	Filed with the Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 333-221999) on December 12, 2017. As incorporated herein by reference.
(16)

Filed with Post-Effective Amendment No. 48 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 27, 2018. As incorporated herein by reference.

(17)

Filed with Post-Effective Amendment No. 50 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2019. As incorporated herein by reference.

(18)

Filed with Post-Effective Amendment No. 54 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 002-90201) on April 29, 2019. As incorporated herein by reference.

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices With Depositor
John R. Greed	Chairman of the Board, President and Chief Executive Officer
Amir Lear	Director, and President and Chief Executive Officer, Mutual of America Capital Management LLC
James J. Roth	Director, Senior Executive Vice President and General Counsel
Clifford L. Alexander, Jr.	Director
Rosemary T. Berkery	Director
Kimberly A. Casiano	Director
Wayne A. I. Frederick, M.D.	Director
Earle H. Harbison, Jr.	Director
Maurine A. Haver	Director
Frances R. Hesselbein	Director
Senator Connie Mack	Director
Robert J. McGuire, Esq.	Director
Ellen Ochoa, Ph.D.	Director
Roger B. Porter, Ph.D.	Director
General Dennis J. Reimer	Director

Officers-Directors

Name and Principal Business Address*	Positions and Offices With Depositor
John R. Greed	Chairman, President and Chief Executive Officer
Amir Lear	Director, and President and Chief Executive Officer, Mutual of America Capital Management LLC
James J. Roth	Director, Senior Executive Vice President and General Counsel

Other Officers

Name and Principal Business Address*	Positions and Offices With Depositor
Simpa Baiye	Senior Vice President and Chief Actuary
Nicholas A. Branchina	Senior Vice President, Budget and Cost Accounting
Debbie Branson	Senior Vice President, Human Resources
Maria L. Brophy	Senior Vice President, Planning and Analysis
Anne Marie Carroll	Senior Vice President and Associate General Counsel
Tanisha L. Cash	Senior Vice President, Human Resources
John Ciesla	Senior Vice President and Chief Information Security Officer, Enterprise Risk Management
Thomas Ciociano	Senior Vice President, Employee Benefits
John P. Clare	Senior Vice President, Administrative Communications, Product/Proposal Development
Joni L. Clark	Senior Vice President, Client Services
Michael E. Conway	Senior Vice President, Human Resources
Salvatore P. Conza	Senior Vice President, Infrastructure and Operations
Barbara Crane	Senior Vice President, Strategic Communication and Corporate Events
Nicholas S. Curabba	Senior Vice President and Associate General Counsel
Jeffrey W. Donaldson	Executive Vice President, Head of Technology and Chief Digital Officer
Carson J. Dunbar, Jr.	Senior Vice President, Corporate Services
Chris W. Festog	Senior Executive Vice President and Chief Financial Officer
Ronald Fried	Senior Vice President, Business Relationship Management and Analysis
Harold J. Gannon	Senior Vice President, Corporate Tax
Thomas E. Gilliam	Executive Vice President and Assistant to the Chairman and Chief Executive Officer
Diana H. Glynn	Senior Vice President and Internal Auditor
Neal S. Goldstein	Senior Vice President, Chief Technology Officer
Aferdita Gutierrez	Senior Vice President, Planning and Analysis
Jared Gutman	Executive Vice President, Administrative Technical Services and Chief Privacy Officer
Joseph Hummel	Executive Vice President, External Affairs
Thomas P. Kelly	Senior Executive Vice President, Administration
Lydia Kieser	Senior Vice President, Application Services
Mark Koehne	Senior Vice President and Actuary
Andrew Kramer	Senior Vice President, Client Services
Nicole Lanni	Senior Vice President, Technical Services
Daniel LeSaffre	Executive Vice President, Human Resources and Corporate Services
Kathryn A. Lu	Executive Vice President and Chief Compliance Officer
John R. Luebs	Senior Vice President, Human Resource Services
Sean A. Mannion	Senior Vice President, Training & Marketing Administration
James McCutcheon	Senior Vice President and Associate General Counsel
Dennis McManus	Senior Vice President, Billing and Regulatory Services/Life and Disability Claims
George L. Medlin	Executive Vice President, Enterprise Risk Management
Christopher Miseo	Senior Vice President and Director of Accounting and Financial Reporting
Shannon Moriarty 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Advertising, Direct Response and Telemarketing
Thomasin R. Mullen	Senior Vice President, Corporate Communications
Peter Nicklin	Senior Vice President, Technology and Digital Services
Paul O’Hara	Senior Vice President, Research and Competition
William Rose	Senior Executive Vice President and Chief Marketing Officer
James J. Roth	Senior Executive Vice President and General Counsel
Scott H. Rothstein	Executive Vice President, Deputy General Counsel and Interim Corporate Secretary
Michelle A. Rozich	Senior Vice President and Internal Auditor

Howard J. Rubin	Senior Vice President, Application Services
Sonia Samuels	Executive Vice President and Deputy Chief Information Officer
Myron Schlanger	Senior Vice President and Associate Treasurer
Brian Q. Severin	Executive Vice President, Sales Operations
William G. Shannon	Senior Vice President, Financial Consulting Services
Paul F. Stephen	Senior Vice President and Controller
John Terwilliger 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Facilities Management
Susan Watson	Senior Vice President, Information Technology Governance
Kenneth P. Young	Senior Vice President, Treasury and Project Management

*

The business address of all officers is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

Item 26.	Persons Controlled By or Under Common Control with the Depositor or the Registrant

The registrant is a separate account of Mutual of America Life Insurance Company (“Mutual of America”) under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Mutual of America.

As a New York mutual life insurance company, no person has the direct or indirect power to control Mutual of America except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders’ votes are taken.

Mutual of America wholly owns the following companies:

•	Mutual of America Holding Company LLC, a Delaware limited liability company (see below), and

•	Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company LLC wholly owns the following companies:

•	Mutual of America Securities LLC, a Delaware limited liability company,

•	Mutual of America Capital Management LLC, a Delaware limited liability company, and

•	320 Park Analytics LLC, a Delaware limited liability company.

Mutual of America’s consolidated financial statements include all the above subsidiaries except Mutual of America Foundation.

Mutual of America, through its separate accounts, owns substantially all of the outstanding shares of Mutual of America Investment Corporation, a Maryland corporation registered under the 1940 Act as a management investment company.

Mutual of America currently owns a significant amount, but less than a majority, of the outstanding shares of Mutual of America Institutional Funds, Inc., a Maryland corporation registered under the 1940 Act as a management investment company whose shares are publicly offered to institutional investors.

Item 27.	Number of Contractowners

As of March 31, 2019, there were [416,189 owners in Separate Account No. 2, 89,237 of whom were attributable to Contracts registered under SEC File No. 333-221999; 38,574 of whom were attributable to Contracts registered under SEC File No. 002-90201; 284,945 of whom were attributable to Contracts registered under SEC File No. 33-11023; and 3,433 of whom were attributable to Contracts registered under SEC File No. 33-5609, all of which are qualified.]

Item 28.	Indemnification

Charter of Depositor. The Charter of Mutual of America provides in substance that no director or officer shall be personally liable for damages for any breach of duty as a director except when a judgment or other final adjudication establishes that the director’s acts or omissions were in bad faith, involved intentional misconduct or were acts or omissions the director knew or reasonably should have known violated New York Insurance Law or a specific standard of care imposed on directors directly by the New York Insurance Law, or which constituted a knowing violation of any other law or allowed the director to personally gain a financial profit or other advantage to which the director was not legally entitled.

By Laws of Depositor. The By-Laws of Mutual of America provide for the indemnification of present and former officers and directors of the Company (a “person”) against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and reasonably incurred, if the person acted in good faith and for a purpose which the person necessarily believed to be in the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe said conduct was unlawful. Expenses incurred in defending a civil, criminal, administrative or investigative action, suit or proceeding, or threat thereof, may be paid by the Company in advance of the final disposition of such action, suit or proceeding upon an undertaking by or on behalf of the person to repay such amount if it is ultimately determined that such person is not entitled to be indemnified by the Company.

Insurance. Coverage for officers and directors of Mutual of America is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chubb, CNA, The Hartford, and Travelers, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under these policies is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. Coverage for life insurance company fiduciary liability coverage (errors and omissions) is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chartis, The Hartford and CNA, to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under the primary policy of $30 million.

Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)

Mutual of America Life Insurance Company, the depositor and principal underwriter of the Registrant, also acts as depositor and principal underwriter of Mutual of America Separate Account No. 3 and as principal underwriter of the Mutual of America Investment Corporation, and The American Separate Account No. 2 and The American Separate Account No. 3 of Wilton Reassurance Life Company of New York, formerly known as The American Life Insurance Company of New York.

(b)	The name, business address and position of each senior officer and director of Mutual of America are listed in Item 25 above.

(c)	The principal underwriter receives no compensation or commissions from the registrant for its services in distributing the variable insurance contracts.

Item 30.	Location of Accounts and Records.

Registrant’s books and records are maintained primarily at 320 Park Avenue, New York, NY 10022. Certain records are maintained at Mutual of America’s Financial Transaction Processing Center, 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598.

Item 31.	Management Services.

Not applicable.

Item 32.	Undertakings

The Insurance Company hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Insurance Company represents that the fees and charges deducted under the Contracts, described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company under the respective Contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 14th day of November, 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2 (REGISTRANT)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ James J. Roth
James J. Roth
Senior Executive Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on November 14, 2019.

PRINCIPAL EXECUTIVE OFFICER:

*
John R. Greed
President and Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*
Chris Festog
Senior Executive Vice President and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on November 14, 2019.

Signature	Title

*	Chairman of the Board, President and Chief Executive Officer
John R. Greed

*	Director
Amir Lear

*	Senior Executive Vice President and General Counsel; Director
James J. Roth

Signature	Title

*	Director
Clifford L. Alexander, Jr.

*	Director
Rosemary T. Berkery

*	Director
Kimberly A. Casiano

*	Director
Wayne A. I. Frederick, M.D.

*	Director
Earle H. Harbison, Jr.

*	Director
Maurine A. Haver

*	Director
Frances R. Hesselbein

*	Director
Connie Mack, III

*	Director
Robert J. McGuire

*	Director
Roger B. Porter, Ph.D.

*	Director
Dennis J. Reimer

*BY:	/s/ James J. Roth
James J. Roth
Attorney-in-Fact

EXHIBIT INDEX

Exhibit	Description

Ex 8(d)(iv)	Shared Funding Agreement by and Calvert Variable Products, Inc. and Calvert Variable Series, Inc., Eaton Vance Distributors, Inc., and Mutual of America Life Insurance Company, as of September 19, 2019.

Ex 8(f)(iii)	Participation Agreement by and among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., and Mutual of America Life Insurance Company, dated as of May 2, 2019.